Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (1)	$ (213)	$ (103)	$ (772)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	38	37	82	21
Amortization of operating right of use asset	33	29	54	5
Other income – capital gain from marketable securities	9		(14)	(88)
Deferred taxes	(6)	(8)	(18)	13
Changes in operating assets and liabilities:
Accounts receivable	(8)	(52)	(48)	(48)
Other current assets	(13)	10	38	(8)
Accounts payable	(50)	121	(27)	26
Operating right of use liability	(33)	(29)	(54)	(5)
Related parties	40		94
Net cash provided by (used in) operating activities	9	(105)	4	(856)
Cash flows from investing activities:
Maturity of (investment in) bank deposit	26	(12)
Investment in bank deposit			(12)	(21)
Proceeds from marketable securities, net				151
Investment in marketable securities, net	(87)	(85)	(132)	(63)
Acquisition of subsidiary (Appendix A)				(87)
Cash acquired from acquisition of subsidiary (Appendix A)				100
Proceeds from repayment of loans granted to stockholders			13	12
Purchase of property and equipment	(3)	(3)	(6)	(7)
Net cash provided by (used in) investing activities	(64)	(100)	(137)	85
Foreign currency translation adjustments on cash and cash equivalents	(44)	(2)	11	30
Change in cash and cash equivalents	(99)	(207)	(122)	(741)
Cash and cash equivalents at beginning of year	503	625	625	1,366
Cash and cash equivalents at end of year	$ 404	$ 418	503	625
Supplementary information on activities not involving cash flows:
Operating right of use asset				(114)
Operating right of use liability				$ 114